Related Party Transactions And Balances - Schedule of Balances with Major Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Due from related party	¥ 11,613	¥ 21,217
Tencent Group
Related Party Transaction [Line Items]
Due from related party	587	1,260
Due to related party	¥ (5,341)	¥ (4,196)